Payments, by Government - 12 months ended Dec. 31, 2024 - CAD ($)	Taxes	Fees	Total Payments
Total	$ 6,120,000	$ 2,040,000	$ 8,160,000
CANADA
Total	5,990,000	1,730,000	7,720,000
CANADA | District of Clearwater
Total	60,000		60,000
CANADA | Government of British Columbia
Total	5,930,000	1,460,000	7,390,000
CANADA | Williams Lake First Nation
Total		170,000	170,000
CANADA | Xatsull First Nation
Total		100,000	100,000
UNITED STATES
Total	130,000	310,000	440,000
UNITED STATES | Government of Arizona
Total		$ 310,000	310,000
UNITED STATES | Pinal County
Total	$ 130,000		$ 130,000